Submission	Jul. 18, 2025
Submission [Line Items]
Central Index Key	0001859007
Registrant Name	ZyVersa Therapeutics, Inc.
Registration File Number	333-288470
Form Type	S-1
Submission Type	S-1/A
Fee Exhibit Type	EX-FILING FEES